Premiums and Accounts Receivable	12 Months Ended
Dec. 31, 2013
Premiums and Accounts Receivable
Premiums and Accounts Receivable

6.     Premiums and Accounts Receivable

Receivables are reported net of an allowance for uncollectible items.  A summary of such receivables is as follows:

	As of December 31,
	2013	2012
Insurance premiums receivable	$1,508	$1,737
Other receivables	200	209
Total (1)	$1,708	$1,946

(1)   For the years ended December 31, 2013 and 2012, the Company did not have any material allowances for uncollectible items.